GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ 25,001,820		$ 25,001,820		$ 15,058,400
Net Income (Loss) Available to Common Stockholders, Basic	$ 384,009	$ 8,016,068	9,943,420	$ 9,420,914
Other Noncash Expense			9,345,287
Net Cash Provided by (Used in) Operating Activities			$ 405,769	$ 1,424,871